Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income
Foreign currency gains	€ 5,698	€ 3,842	€ 1,689
Insurance recoveries	22	483	456
Income received from grants	2,039	1,038	51
At-equity income from dilution		1,179
Other miscellaneous income	377	266	78
Total other income	€ 8,136	€ 6,808	€ 2,274